NOTE 3 - ACCOUNTS RECEIVABLE (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
NOTE 3 - ACCOUNTS RECEIVABLE (Details) [Line Items]
Increase (Decrease) in Accounts Receivable	$ 85,503	$ 276,789
Interest Receivable, Current		9,700
Allowance for Doubtful Accounts Receivable, Current	100,000	214,389
Trade Accounts Receivable [Member]
NOTE 3 - ACCOUNTS RECEIVABLE (Details) [Line Items]
Increase (Decrease) in Accounts Receivable	260,000
Vehicles Sold to Leasing Company [Member]
NOTE 3 - ACCOUNTS RECEIVABLE (Details) [Line Items]
Other Receivables		$ 30,890
Number of Vehicles Sold		2
Specific Reserve Following a Customer Specific Review of Total Receivables [Member]
NOTE 3 - ACCOUNTS RECEIVABLE (Details) [Line Items]
Allowance for Doubtful Accounts Receivable, Current	90,000
General, or Non-Specific, Allowance Directed Toward Receivable Over 60 Days [Member]
NOTE 3 - ACCOUNTS RECEIVABLE (Details) [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ 10,000